Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000007613 [Member] | iShares Core S And P Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000007613 [Member] | Arrowhead Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000007613 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000007613 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000007613 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000007613 [Member] | Care Trust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000007613 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000007613 [Member] | JBT Marel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000007613 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000007613 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000007613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000007613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007613 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000007613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000007613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000007613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007613 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007613 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007613 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000007612 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000007612 [Member] | ITT inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000007612 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000007612 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000007612 [Member] | Watts Water Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000007612 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000007612 [Member] | Lincoln Electric Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000007612 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000007612 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000007612 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000007612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000007612 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007612 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000007612 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007612 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007612 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007612 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007612 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000007612 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000007612 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007612 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007612 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007611 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000007611 [Member] | ITT inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000007611 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000007611 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000007611 [Member] | Watts Water Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000007611 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000007611 [Member] | Lincoln Electric Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000007611 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000007611 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000007611 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000007611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000007611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007611 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000007611 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000007611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000007611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007611 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007611 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007614 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[4]
C000007614 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[4]
C000007614 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[4]
C000007614 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000007614 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000007614 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000007614 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000007614 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000007614 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000007614 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000007614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007614 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000007614 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007614 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000007615 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[5]
C000007615 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[5]
C000007615 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[5]
C000007615 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000007615 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000007615 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000007615 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000007615 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000007615 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000007615 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000007615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000007615 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007615 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.